Earnings Per Common Share (Schedule Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Abstract]
Net income (loss) from continuing operations	$ 934	$ 251	$ 183	$ 2	$ 4	$ (6)	$ (34)	$ (183)	$ 1,370		$ (219)		$ (334)
Preferred stock dividends - U.S. Department of Treasury									(535)		(534)		(963)
Preferred stock dividends									(267)		(260)		(282)
Impact of preferred stock amendment									0	[1]	32	[1]	(616)	[1]
Net income (loss) from continuing operations attributable to common shareholders									568		(981)		(2,195)
Income (loss) from discontinued operations, net of tax	466	133	(1,081)	308	(210)	(204)	147	329	(174)		62		1,363
Net income (loss) attributable to common shareholders									$ 394		$ (919)		$ (832)
Basic weighted-average common shares outstanding									1,330,970		1,330,970		800,597
Diluted weighted-average common shares outstanding									1,330,970	[2]	1,330,970	[2]	800,597	[2]
Earnings Per Share, Basic [Abstract]
Net income (loss) from continuing operations, Per Basic Share	$ 551	$ 38	$ (13)	$ (149)					$ 427		$ (738)		$ (2,742)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share									$ (131)		$ 47		$ 1,703
Net (loss) income, Basic	$ 901	$ 137	$ (825)	$ 82					$ 296		$ (691)		$ (1,039)
Earnings Per Share, Diluted [Abstract]
Net income (loss) from continuing operations, Per Diluted Share	$ 455	$ 38	$ (13)	$ (149)					$ 427	[2]	$ (738)	[2]	$ (2,742)	[2]
Income (loss) from discontinued operations, net of tax, Diluted									$ (131)	[2]	$ 47	[2]	$ 1,703	[2]
Net (loss) income, Diluted	$ 700	$ 137	$ (825)	$ 82					$ 296	[2]	$ (691)	[2]	$ (1,039)	[2]
Potential common shares excluded from diluted earnings per share calculation									574,000		574,000		987,000

[1]	Refer to Note 18 to the Consolidated Financial Statements for further detail.
[2]	Due to the antidilutive effect of converting the Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares and the net loss from continuing operations attributable to common shareholders for 2011 and 2010, respectively, net income (loss) from continuing operations attributable to common shareholders and basic weighted-average common shares outstanding were used to calculate basic and diluted earnings per share.